Fair value measurements - Recurring fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Assets	$ 525,779	$ 388,798
Recurring fair value measurements | Current investments
Disclosure of fair value measurement of assets [line items]
Assets	640	225
Recurring fair value measurements | Current investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	578	172
Recurring fair value measurements | Current investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	62	47
Recurring fair value measurements | Current investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	6
Recurring fair value measurements | Public equities and share purchase warrants
Disclosure of fair value measurement of assets [line items]
Assets	640	225
Recurring fair value measurements | Public equities and share purchase warrants | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	578	172
Recurring fair value measurements | Public equities and share purchase warrants | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	62	47
Recurring fair value measurements | Public equities and share purchase warrants | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	6
Recurring fair value measurements | Total Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	76,697	72,848
Recurring fair value measurements | Total Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	14,735	5,511
Recurring fair value measurements | Total Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	61,962	67,337
Recurring fair value measurements | Total Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	76,697	72,848
Recurring fair value measurements | Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	14,735	5,511
Recurring fair value measurements | Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	61,962	67,337
Recurring fair value measurements | Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Other assets
Disclosure of fair value measurement of assets [line items]
Assets	21,229	18,305
Recurring fair value measurements | Total Other assets | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	16,918	13,934
Recurring fair value measurements | Total Other assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	4,311	4,371
Recurring fair value measurements | Private holdings
Disclosure of fair value measurement of assets [line items]
Assets	4,311	4,371
Recurring fair value measurements | Private holdings | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	4,311
Recurring fair value measurements | Assets attributable to non-controlling interest
Disclosure of fair value measurement of assets [line items]
Assets	16,918	13,934
Recurring fair value measurements | Assets attributable to non-controlling interest | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Assets attributable to non-controlling interest | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	16,918	13,934
Recurring fair value measurements | Assets attributable to non-controlling interest | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0